Related Party Transactions (Details) - USD ($)							12 Months Ended
	Jan. 10, 2024	Apr. 27, 2023	Jun. 15, 2022	Dec. 20, 2021	Oct. 31, 2021	Apr. 30, 2021	Dec. 31, 2023	Dec. 31, 2022	Jan. 16, 2024	Nov. 05, 2021	Apr. 19, 2021
Related Party Transactions [Line Items]
Common stock, par value (in Dollars per share)							$ 0.0001	$ 0.0001
Cancellation shares of common stock (in Shares)					862,500
Common stock, description				On December 20, 2021, the Company effected a 1.1- for-1 stock dividend of its common stock
Common stock exceeds per share (in Dollars per share)							12
Warrant price per share (in Dollars per share)							$ 11.5
Outstanding Principal Amount		$ 1,121,815					$ 1,121,815
Convertible promissory note							944,118
Principal amount										$ 200,000	$ 150,000
Borrowed amount							200,000
Borrowed payment amount			$ 25,000
Convertible loans							$ 1,500,000
Related Party Loan [Member]
Related Party Transactions [Line Items]
Warrant conversion price (in Dollars per share)							$ 1
Over-Allotment Option [Member]
Related Party Transactions [Line Items]
Forfeiture shares (in Shares)							618,750
Subsequent Event [Member]
Related Party Transactions [Line Items]
Price per share (in Dollars per share)									$ 2
Working capital promissory note	$ 1,500,000
Common stock price (in Dollars per share)	$ 2.22
Sponsor [Member]
Related Party Transactions [Line Items]
Aggregate purchase price						$ 25,000
Price per share (in Dollars per share)						$ 0.005
Sponsor amount		$ 1,200,000
Borrowed amount							$ 4,841
Sponsor [Member] | Warrant [Member]
Related Party Transactions [Line Items]
Warrant price per share (in Dollars per share)		$ 1
Related Party [Member]
Related Party Transactions [Line Items]
Due to related party							50,000	25,000
Founder Shares [Member] | Sponsor [Member]
Related Party Transactions [Line Items]
Aggregate purchase price						$ 25,000
Price per share (in Dollars per share)						$ 0.005
Aggregate shares (in Shares)						5,175,000
Common stock, par value (in Dollars per share)						$ 0.0001
Aggregate number of shares owned (in Shares)				4,743,750
Administrative Support Agreement [Member]
Related Party Transactions [Line Items]
Expenses per month							5,000
Expenses incurred and paid							$ 30,000	$ 63,387